Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	$ 87,287	$ 88,784
Cash flows, Repayments, Lease liabilities	(8,432)	(14,189)	$ (45,187)
Cash flows, Repayments, Total from financing activities	(9,063)	(14,818)
Cash flows, Proceeds	6,089	11,191	62,297
Non-cash impact, New leases	1,083	533
Non-cash impacts, Others	(92)	340
Market value (loss) on financial instruments	(1,647)
Non-cash impacts, Foreign Exchange movements	(2,786)	1,685
Non-cash impacts, Translation Effect	(67)	(428)
Carrying value	80,804	87,287	88,784
Short-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	645	1,645
Cash flows, Repayments, Lease liabilities	(521)	(1,925)
Cash flows, Proceeds	0	844
Non-cash impact, New leases	0	0
Non-cash impacts, Others	0	0
Market value (loss) on financial instruments	0
Non-cash impacts, Foreign Exchange movements	0	0
Non-cash impacts, Translation Effect	(124)	81
Carrying value	0	645	1,645
Short-term Borrowings | Short-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	645	1,645
Cash flows, Repayments, Lease liabilities	(521)	(1,925)
Cash flows, Proceeds	0	844
Non-cash impact, New leases	0	0
Non-cash impacts, Others	0	0
Market value (loss) on financial instruments	0
Non-cash impacts, Foreign Exchange movements	0	0
Non-cash impacts, Translation Effect	(124)	81
Carrying value	0	645	1,645
Long-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	85,137	85,833
Cash flows, Repayments, Lease liabilities	(7,911)	(12,264)
Cash flows, Proceeds	6,089	10,347
Non-cash impact, New leases	0	0
Non-cash impacts, Others	(272)	0
Market value (loss) on financial instruments	(1,647)
Non-cash impacts, Foreign Exchange movements	(2,803)	1,688
Non-cash impacts, Translation Effect	76	(467)
Carrying value	78,669	85,137	85,833
Long-term Borrowings | Long-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,284	10,568
Cash flows, Repayments, Lease liabilities	(314)	(9,764)
Cash flows, Proceeds	89	947
Non-cash impact, New leases	0	0
Non-cash impacts, Others	0	0
Market value (loss) on financial instruments	0
Non-cash impacts, Foreign Exchange movements	17	0
Non-cash impacts, Translation Effect	76	(467)
Carrying value	1,152	1,284	10,568
Long-term Borrowings | Long-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	83,853	75,265
Cash flows, Repayments, Lease liabilities	(7,597)	(2,500)
Cash flows, Proceeds	6,000	9,400
Non-cash impact, New leases	0	0
Non-cash impacts, Others	(272)	0
Market value (loss) on financial instruments	(1,647)
Non-cash impacts, Foreign Exchange movements	(2,820)	1,688
Non-cash impacts, Translation Effect	0	0
Carrying value	77,517	83,853	75,265
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,505	1,306
Payments of lease liabilities, classified as financing activities	(631)	(629)
Cash flows, Proceeds	0	0
Non-cash impact, New leases	1,083	533
Non-cash impacts, Others	180	340
Market value (loss) on financial instruments	0
Non-cash impacts, Foreign Exchange movements	17	(3)
Non-cash impacts, Translation Effect	(19)	(42)
Carrying value	$ 2,135	$ 1,505	$ 1,306